Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 7: - Property and equipment, net

Property and equipment, net consisted of the following as of:

	December 31,
	2024	2023
Leasehold improvements	$6,430	$6,358
Computers and peripheral equipment	6,770	5,986
Office furniture and equipment	1,668	1,591
	14,868	13,935
Less-accumulated depreciation	(10,597)	(9,200)
Total	$4,271	$4,735

Depreciation expenses were $1,778, $1,879 and $2,032 for the years ended December 31, 2024, 2023 and 2022, respectively.